QUARTERLY FINANCIAL SUMMARY (Tables)	12 Months Ended
Sep. 29, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Summary
QUARTERLY FINANCIAL SUMMARY
(in millions, except per share data)

(unaudited)	Q1		Q2		Q3		Q4
2018
Revenues	$15,351		$14,548		$15,228		$14,307
Segment operating income (5)	3,986		4,237		4,189		3,277
Net income	4,473		3,115		3,059		2,419
Net income attributable to Disney	4,423		2,937		2,916		2,322
Earnings per share:
Diluted	$2.91	(1)	$1.95	(2)	$1.95	(3)	$1.55	(4)
Basic	2.93		1.95		1.96		1.56
2017
Revenues	$14,784		$13,336		$14,238		$12,779
Segment operating income (5)	3,956		3,996		4,011		2,812
Net income	2,488		2,539		2,474		1,865
Net income attributable to Disney	2,479		2,388		2,366		1,747
Earnings per share:
Diluted	$1.55		$1.50		$1.51	(3)	$1.13	(4)
Basic	1.56		1.51		1.51		1.14

(1)
Results for the first quarter of fiscal 2018 included an estimated net benefit from the Deferred Remeasurement, partially offset by the Deemed Repatriation Tax as a result of the Tax Act (Tax Act Estimate), which had a favorable impact of $1.00 on diluted earnings per share, and a gain from the sale of property rights, which had a favorable impact of $0.03 on diluted earnings per share. These favorable impacts were partially offset by restructuring and impairment charges, which had an adverse impact of $0.01 on diluted earnings per share.

(2)
Results for the second quarter of fiscal 2018 included a net benefit of updating prior-period Tax Act estimate, which had a favorable impact of $0.09 on diluted earnings per share, and proceeds from legal insurance recoveries, which had a favorable impact of $0.02 on diluted earnings per share. These favorable impacts were partially offset by restructuring and impairment charges, which had an adverse impact of $0.01 per diluted earnings per share.

(3)
Results for the third quarter of fiscal 2018 included a net benefit of updating prior-period Tax Act estimate, which had a favorable impact of $0.07 on diluted earnings per share. Results for the third quarter of fiscal 2017 included a charge, net of committed insurance recoveries, incurred in connection with the settlement of litigation, which had an adverse impact of $0.07 on diluted earnings per share.

(4)
Results for the fourth quarter of fiscal 2018 included a gain in connection with the sale of real estate, which had a favorable impact of $0.25 on diluted earnings per share, partially offset by equity investment impairments, which had an adverse impact of $0.11 per diluted earnings per share, and the impact of updating prior-period Tax Act estimate, which had an adverse impact of $0.06 per diluted earnings per share. Results for the fourth quarter of fiscal 2017 included a non-cash net gain in connection with the acquisition of a controlling interest in BAMTech, which had a favorable impact of $0.10 per diluted earnings per share, partially offset by restructuring and impairment charges, which had an adverse impact of $0.04 per diluted earnings per share.

(5)
Segment operating results reflect earnings before the corporate and unallocated shared expenses, restructuring and impairment charges, other income, net, interest expense, net, income taxes and noncontrolling interests.